Statement of Net Asset Available for Benefits - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total investments	$ 71,880,752	$ 61,542,770
Notes receivable from participants	1,383,424	1,225,667
Total assets	73,264,176	62,768,437
Beginning of year	73,264,176	62,768,437
Employer common stock
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total investments	8,657,617	7,808,279
Investment in mutual funds
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total investments	57,763,976	48,519,080
Interest in collective trust
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total investments	$ 5,459,159	$ 5,215,411